Other current assets	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Other current assets
15.	Other current assets

	30 June 2026	31 December 2025
	€’000	€’000
Other current assets (QIND)	12	12
Loan account - BioSteam joint venture partner	(4)	102
Total other current assets	8	114